Item 1. Schedule of Investments

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 95.1%

HARDWARE 14.5%
Enterprise Hardware 13.7%
Acer (TWD)	300,000	597
Dell *	335,000	11,457
EMC *	150,000	1,941
Moser-Baer (INR)	150,000	723
Tektronix	45,000	1,135
		15,853
Imaging 0.8%
Global Imaging Systems *	26,600	906
		906
Total Hardware		16,759

IT SERVICES 9.4%
IT Services 5.2%
Global Cash Access *	22,000	310
IBM	45,000	3,610
Infosys Technologies (INR)	25,000	1,430
Total System Services	29,200	681
		6,031
Processors 4.2%
ChoicePoint *	27,000	1,166
First Data	30,000	1,200
Jack Henry & Associates	60,000	1,164
Open Solutions *	60,000	1,309
		4,839
Total IT Services		10,870

MEDIA 10.8%
Internet 10.8%
CNET Networks *	130,000	1,764
eBay *	20,000	824
Google, Class A *	11,000	3,481
Monster Worldwide *	45,000	1,382
NCsoft (KRW) *	20,000	1,648
Sina *	55,000	1,513
Yahoo! *	55,000	1,861
Total Media		12,473

SEMICONDUCTORS 17.9%
Analog Semiconductors 6.5%
Analog Devices	80,000	2,971
Linear Technology	30,000	1,128
Maxim Integrated Products	80,000	3,412
		7,511
Digital Semiconductors 10.6%
Altera *	60,000	1,147
Intel	140,000	3,451
Microchip Technology	40,000	1,205
Texas Instruments	100,000	3,390
Xilinx	110,000	3,063
		12,256
Semiconductor Capital Equipment 0.8%
SOITEC (EUR) *	52,000	882
		882
Total Semiconductors		20,649

SOFTWARE 30.3%
Applications Software 3.8%
Adobe Systems	30,000	895
Checkfree *	30,000	1,135
RightNow Technologies *	125,000	1,840
Tele Data Informatics (INR)	1,000,000	602
		4,472
Consumer Software 3.5%
Activision *	130,000	2,659
THQ *	26,000	554
Ubisoft Entertainment (EUR) *	17,000	889
		4,102
Infrastructure Software 16.9%
Microsoft	410,000	10,549
Oracle *	210,000	2,602
Red Hat *	300,000	6,357
		19,508
Systems Software 5.3%
Cogent *	25,000	594
I-Flex Solutions (INR)	90,000	2,006
Mercury Interactive *	60,000	2,376
Symantec *	50,589	1,146
		6,122
Technical Software 0.8%
Net 1 UEPS Technologies *	40,000	897
		897
Total Software		35,101

TELECOM EQUIPMENT 12.2%
Wireless Equipment 8.3%
Andrew *	105,000	1,171
LM Ericsson (SEK)	320,000	1,171
Nokia (EUR)	175,000	2,942
Nokia ADR	75,000	1,268
QUALCOMM	70,000	3,132
		9,684
Wireline Equipment 3.9%
Cisco Systems *	130,000	2,331
Corning *	50,000	967
Juniper Networks *	50,000	1,189
		4,487
Total Telecom Equipment		14,171
Total Common Stocks (Cost $100,619)		110,023

PREFERRED STOCKS 4.9%
Samsung Electronics (KRW)	13,000	5,661
Total Preferred Stocks (Cost $3,826)		5,661

SHORT-TERM INVESTMENTS 0.0%
Money Market Fund 0.0%
T. Rowe Price Government Reserve Investment Fund
3.48% #†	1,000	1
Total Short-Term Investments (Cost $1)		1

Total Investments in Securities
100.0% of Net Assets (Cost $104,446)		$115,685

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 4
ADR	American Depository Receipts
EUR	Euro
INR	Indian rupee
KRW	South Korean won
SEK	Swedish krona
TWD	Taiwan dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $104,446,000. Net unrealized gain aggregated $11,238,000 at period-end, of which $13,370,000 related to appreciated investments and $2,132,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $32,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $1,000 and $423,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005